Note 16 - Income Taxes - Deferred Tax Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Tax Losses - deferred tax assets	$ 872	$ 2,753
Excess of tax value of exploration and evaluation assets and investment in associate over book values	1,478	1,558
Unrealized foreign exchange	35	(1,467)
Investments	(98)	(21)
Excess of book value of exploration and evaluation assets and investment in associate over tax values	(3,604)	(3,412)
Net deferred tax liability	$ (1,317)	$ (589)	$ (5,165)